GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets, Impairment Test of Goodwill and Intangible Assets (Details)
tonne in Millions, $ in Millions
					12 Months Ended
	Oct. 01, 2025 USD ($)	Oct. 01, 2024 USD ($)	Dec. 07, 2023 USD ($)	May 17, 2023	Dec. 31, 2030 € / t	Dec. 31, 2029 € / t	Dec. 31, 2028 € / t	Dec. 31, 2027 € / t	Dec. 31, 2026 tonne € / t	Dec. 31, 2025 uSDPerTonne tonne	Dec. 31, 2024 uSDPerTonne
Disclosure of detailed information about intangible assets [line items]
Cash flow projection period										5 years
AMKR
Disclosure of detailed information about intangible assets [line items]
Increase in sales volumes | tonne										1.5
Brazil
Disclosure of detailed information about intangible assets [line items]
Increase in sales volumes | tonne										13.9
ArcelorMittal Temirtau | Disposal group, disposed of by sale, not discontinued operations
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill | $			$ 194
Forecast
Disclosure of detailed information about intangible assets [line items]
Market price of emissions rights (in Euro per tonne) | € / t					100	85	80	80	77
Forecast | AMKR
Disclosure of detailed information about intangible assets [line items]
Increase in sales volumes | tonne									1.7
Forecast | Brazil
Disclosure of detailed information about intangible assets [line items]
Increase in sales volumes | tonne									15.4
Market price of emission rights
Disclosure of detailed information about intangible assets [line items]
Cash flow projection period										5 years
No later than three years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")				2.50%
No later than four years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")				5.00%
No later than five years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")				10.00%
No later than six years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")				22.50%
No later than seven years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")				48.50%
No later than eight years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")				61.00%
No later than nine years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")				73.50%
No later than ten years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")				86.00%
No later than eleven years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")				100.00%
Total for all cash-generating units
Disclosure of detailed information about intangible assets [line items]
Estimated growth rate (in percent)										2.00%
Impairment of goodwill | $	$ 0	$ 0
Total for all cash-generating units | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Iron ore (in USD per tonne) | uSDPerTonne										80	80
Coking coal (in USD per tonne) | uSDPerTonne										183	190
Total for all cash-generating units | Top of range
Disclosure of detailed information about intangible assets [line items]
Iron ore (in USD per tonne) | uSDPerTonne										97	98
Coking coal (in USD per tonne) | uSDPerTonne										210	210